iShares Trust

Supplement dated October 28, 2026

to the currently effective

Statement of Additional Information for the

iShares MSCI World Small-Cap ETF (WSML) (the “Fund”)

Effective October 29, 2026, the number of shares in a Creation Unit will be 100,000 shares.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-WSML-1026

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE